Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000101627 | BlackRock MuniHoldings Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000101627 | Nuveen AMT-Free Quality Municipal Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000101627 | BlackRock MuniYield Quality Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101627 | Nuveen Quality Municipal Income Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101627 | Nuveen AMT-Free Municipal Credit Income Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000101627 | Nuveen Municipal Credit Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101627 | BlackRock Municipal 2030 Target Term Trust
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101627 | BlackRock MuniYield Quality Fund III, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101627 | Nuveen Municipal Value Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101627 | PIMCO Municipal Income Fund II
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101627 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000101627 | Municipal Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000112445 | 22504
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112445 | 26889
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112445 | 23214
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112445 | 26409
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 26313
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 25431
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 750
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 28623
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 20616
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112445 | 14294
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112445 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112445 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112445 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112445 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112445 | Government
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112445 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112445 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112445 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000112445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000112445 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000112445 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000112445 | Energy
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000112445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000112461 | 21188
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112461 | 137
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112461 | 21061
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112461 | 20880
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112461 | 2205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112461 | 25614
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112461 | 25710
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112461 | 25724
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112461 | 17051
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112461 | 27261
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112461 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112461 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112461 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000112461 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000112461 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112461 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000112461 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112461 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000112461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000112461 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000176891 | 20902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176891 | 24144
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176891 | 27745
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176891 | 17200
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176891 | 24932
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176891 | 17582
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176891 | 22500
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176891 | 23184
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176891 | 22341
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176891 | 20710
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176891 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176891 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176891 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000176891 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176891 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000176891 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176891 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176891 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000176891 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000176891 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176891 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000176891 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053010 | 2084
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053010 | 7306
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053010 | 8715
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053010 | 421
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053010 | 549
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053010 | 8689
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053010 | 7335
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053010 | 23865
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053010 | 7436
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053010 | 19154
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053010 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000053010 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053010 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000053010 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053010 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000053010 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053010 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053010 | State GO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053010 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000053010 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000053010 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000053010 | Airport
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000053010 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053010 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000053010 | Education
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000053010 | Health
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000053010 | Tax
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000053010 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000053010 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000088892 | 25842
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088892 | 26415
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088892 | 28979
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088892 | 27462
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088892 | 25884
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088892 | 28872
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088892 | 28910
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088892 | 27043
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088892 | 25180
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088892 | 29079
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088892 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088892 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088892 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088892 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088892 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088892 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088892 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	82.60%
C000053007 | 26390
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053007 | 24706
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053007 | 26256
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053007 | 25062
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053007 | 26362
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053007 | 25355
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053007 | 22599
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 22439
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 19865
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 26733
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053007 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053007 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000053007 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000053007 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053007 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000053007 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053007 | State GO
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000053007 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053007 | Power
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000053007 | Airport
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053007 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000053007 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000053007 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000053007 | Tax
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000053007 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000053007 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053008 | 27592
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053008 | 28876
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053008 | 27854
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 26361
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 23140
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 27687
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 26216
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 27637
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 27437
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 27760
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053008 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053008 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053008 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000053008 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053008 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000053008 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053008 | State GO
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000053008 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000053008 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053008 | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053008 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000053008 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000053008 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000053008 | Tax
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000053008 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000053008 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221911 | 15130
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221911 | 21789
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221911 | 20263
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221911 | 14429
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221911 | 26058
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221911 | 27278
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221911 | 24554
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221911 | 14825
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221911 | 20262
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221911 | 18939
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221911 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221911 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221911 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000221911 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221911 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000221911 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000221911 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221911 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221911 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221911 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000221911 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000221910 | 28097
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221910 | 28722
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221910 | 28069
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221910 | 28849
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221910 | 26132
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221910 | 23586
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221910 | 25064
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221910 | 28785
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221910 | 14826
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221910 | 22574
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221910 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221910 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221910 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221910 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000221910 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000221910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000221910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221910 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000119796 | 6908
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119796 | 22352
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119796 | 18213
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119796 | 18647
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119796 | 27904
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119796 | 6071
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119796 | 27586
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119796 | 26589
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119796 | 13038
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119796 | 27978
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119796 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000119796 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000119796 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000119796 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119796 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119796 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119796 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000119796 | State GO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000119796 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000119796 | Power
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000119796 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119796 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119796 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000119796 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000119796 | Health
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000119796 | Tax
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000119796 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000119796 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000053009 | 27272
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053009 | 3737
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053009 | 992
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053009 | 15476
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053009 | 15663
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053009 | 26036
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 18075
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 18567
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053009 | 17986
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053009 | 6568
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053009 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053009 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000053009 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000053009 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000053009 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000053009 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053009 | State GO
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000053009 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000053009 | Power
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000053009 | Airport
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053009 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053009 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000053009 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000053009 | Tax
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000053009 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000053009 | Refunded
Holdings [Line Items]
Percent of Net Asset Value	2.50%